Borrowings and financial liabilities - Reconciliation of value on redemption to carrying amount (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Borrowings and financial liabilities
Value on redemption	€ 8,270	€ 14,527	€ 17,555
Non Convertible Bonds [Member]
Borrowings and financial liabilities
Value on redemption	€ 1,714	€ 2,685	€ 4,264